Common Stock and Common Stock Warrant - Schedule of Reserved Shares of Common Stock for Issuance (Details) - shares	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Class of Stock [Line Items]
Common shares reserved for issuance	13,487,706	14,042,819	11,713,709
Options to Purchase Common Stock
Class of Stock [Line Items]
Common shares reserved for issuance	5,712,814	5,413,064	3,259,079
Restricted Stock Units
Class of Stock [Line Items]
Common shares reserved for issuance	45,000
Shares Available for Grant
Class of Stock [Line Items]
Common shares reserved for issuance			64,954
Shares Available for Grant | 2013 Incentive Plan
Class of Stock [Line Items]
Common shares reserved for issuance		240,079
Shares Available for Grant | 2020 Incentive Plan
Class of Stock [Line Items]
Common shares reserved for issuance	7,729,892
Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common shares reserved for issuance		196,800	196,800
Conversion of Outstanding Shares of Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Common shares reserved for issuance		8,192,876	8,192,876